Note 21 - Borrowings - Significant Borrowings as of Closing Date (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Significant borrowings as of closing date	$ 305,722	$ 437,398	$ 583,437
Significant borrowings as of closing date [member] | Tubos De Acero De Mexico, SA [Member]
Disclosure of detailed information about borrowings [line items]
Significant borrowings as of closing date	150,000
Significant borrowings as of closing date [member] | TENARIS TUBOCARIBE Ltda. [Member]
Disclosure of detailed information about borrowings [line items]
Significant borrowings as of closing date	30,000
Significant borrowings one, as of closing date [member] | Tubos De Acero De Mexico, SA [Member]
Disclosure of detailed information about borrowings [line items]
Significant borrowings as of closing date	$ 50,000